July 31, 2025 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: OneFund Trust (the “Trust”) (File Nos. 333-129930 and 811-21836)
Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above-registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on July 25, 2025, Accession No. (0000894189-25-005178) for the Cyber Hornet S&P 500® and Bitcoin 75/25 Strategy ETF, a series portfolio of the Trust.

    If you have any questions concerning the foregoing, please contact the undersigned at (513) 991-8472 or bo.howell@fintechlegal.io.

Very truly yours,

/s/ Bo J. Howell
FinTech Law, LLC

FinTech Law
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